Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade and other payables [Abstract]
V.A.T	$ 7,473	$ 3,453
Trade payables	86,672	63,528
Payables to LGI	0	3,528
Customer advance payments	426
Other short-term advance payments	1,558
Staff costs to be paid	17,973	13,752
Royalties to be paid	7,347	5,287
Taxes and other debts to be paid	6,651	9,734
To be paid to co-venturers	953	5,760
Total trade and other payables	129,053	105,042
Current	127,513	100,156
Non current	$ 1,540	$ 4,886